UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2017

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

Port Street Quality Growth Fund
Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 56.2%
Consumer Discretionary - 2.1%
Omnicom Group, Inc.	3,200	$272,352
Polaris Industries, Inc.	8,400	692,076
		964,428
Consumer Staples - 7.3%
Coca-Cola Co.	80	3,317
PepsiCo, Inc.	8,200	857,966
Procter & Gamble Co.	13,700	1,151,896
Wal-Mart Stores, Inc.	20,400	1,410,048
		3,423,227
Financials - 3.4%
Berkshire Hathaway, Inc., Class B *	9,600	1,564,608

Health Care - 10.3%
Becton, Dickinson & Co.	3,500	579,425
Biogen, Inc. *	3,200	907,456
Medtronic plc	5,200	370,396
Novo Nordisk - ADR	40,300	1,445,158
Varian Medical Systems, Inc. *	16,600	1,490,348
		4,792,783
Industrials - 8.9%
C.H. Robinson Worldwide, Inc.	19,700	1,443,222
Expeditors International of Washington, Inc.	14,500	767,920
United Technologies Corp.	17,900	1,962,198
		4,173,340
Information Technology - 24.2%
Accenture plc, Class A	9,500	1,112,735
Alphabet, Inc., Class A *	950	752,827
Apple, Inc.	20,100	2,327,982
Cisco Systems, Inc.	51,400	1,553,308
Cognizant Technology Solutions Corp., Class A *	15,100	846,053
International Business Machines Corp.	4,800	796,752
Microsoft Corp.	27,500	1,708,850
Oracle Corp.	48,800	1,876,360
Total Systems Services, Inc.	7,000	343,210
		11,318,077
Total Common Stocks
(Cost $24,040,385)		26,236,463

SHORT-TERM INVESTMENT - 43.7%
Invesco Treasury Portfolio, Institutional Class, 0.39% ^ (a)
(Cost $20,403,559)	20,403,559	20,403,559

Total Investments - 99.9%
(Cost $44,443,944)		46,640,022
Other Assets and Liabilities, Net - 0.1%		45,132
Total Net Assets - 100.0%		$46,685,154

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of December 31, 2016.
(a)	Fair value of this security exceeds 25% of the Fund's assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.
ADR - American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$26,236,463	$-	$-	$26,236,463
Short-Term Investment	20,403,559	-	-	20,403,559
Total Investments in Securities	$46,640,022	$-	$-	$46,640,022

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2016, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments December 31, 2016 (unaudited)

Port Street Institutional Opportunities Fund

Description	Shares	Value
INVESTMENT COMPANIES - 48.5%
Ares Capital Corp.	5,250	$86,572
Boston Partners Long/Short Research Fund *	357,507	5,523,479
FMI International Fund	146,441	4,375,653
IVA International Fund, Class I	254,872	4,021,885
Metropolitan West Total Return Bond Fund, Class I	362,378	3,815,838
Swan Defined Risk Fund, Class I	461,930	5,496,964
Templeton Global Bond Fund, Advisor Class	233,070	2,787,516
Total Investment Companies
(Cost $24,692,453)		26,107,907

COMMON STOCKS - 31.4%
Consumer Discretionary - 3.3%
Aramark	1,800	64,296
Grand Canyon Education, Inc. *	1,200	70,140
Healthcare Services Group, Inc.	4,105	160,793
Home Depot, Inc.	2,190	293,635
Lennar Corp., Class A	4,850	208,210
Mohawk Industries, Inc. *	325	64,896
Newell Brands, Inc.	1,654	73,851
PVH Corp.	350	31,584
ServiceMaster Global Holdings, Inc. *	1,250	47,088
Signet Jewelers Ltd.	425	40,061
Starbucks Corp.	4,044	224,523
Tailored Brands, Inc.	875	22,356
Time Warner, Inc.	3,090	298,278
Walt Disney Co.	1,819	189,576
		1,789,287
Consumer Staples - 3.9%
Archer-Daniels-Midland Co.	3,760	171,644
Church & Dwight Co., Inc.	6,366	281,314
Coca-Cola Co.	4,200	174,132
Costco Wholesale Corp.	871	139,456
Coty, Inc., Class A	3,900	71,409
JM Smucker Co.	1,012	129,597
Kimberly-Clark Corp.	1,093	124,733
Mondelez International, Inc., Class A	4,500	199,485
PepsiCo, Inc.	2,213	231,546
Unilever NV	4,370	179,432
Walgreens Boots Alliance, Inc.	4,845	400,972
		2,103,720
Energy - 2.2%
Baker Hughes, Inc.	575	37,358
Concho Resources, Inc. *	667	88,444
Continental Resources, Inc. *	1,275	65,713
Diamondback Energy, Inc. *	905	91,459
EQT Corp.	2,700	176,580
Halliburton Co.	3,380	182,824

Phillips 66	2,750	237,628
Pioneer Natural Resources Co.	1,000	180,070
QEP Resources, Inc. *	3,075	56,611
WPX Energy, Inc. *	4,100	59,737
		1,176,424
Financials - 5.1%
Ameriprise Financial, Inc.	1,990	220,771
Arthur J. Gallagher & Co.	1,675	87,033
Banco Bilbao Vizcaya Argentaria SA - ADR	30,904	209,220
Bank of America Corp.	13,860	306,306
BOK Financial Corp.	1,600	132,864
Charles Schwab Corp.	5,594	220,795
Chemical Financial Corp.	1,275	69,067
Chubb Ltd.	1,600	211,392
Cullen/Frost Bankers, Inc.	1,510	133,227
First American Financial Corp.	1,450	53,113
First Republic Bank	1,960	180,594
Hartford Financial Services Group, Inc.	950	45,267
Investors Bancorp, Inc.	4,600	64,170
JPMorgan Chase & Co.	2,010	173,443
M&T Bank Corp.	1,270	198,666
Mitsubishi UFJ Financial Group, Inc. - ADR	26,180	161,269
Nasdaq, Inc.	600	40,272
PacWest Bancorp	1,125	61,245
Reinsurance Group of America, Inc.	550	69,207
SEI Investments Co.	975	48,126
Synchrony Financial	2,125	77,074
		2,763,121
Health Care - 5.7%
AbbVie, Inc.	3,680	230,442
Akorn, Inc. *	5,891	128,601
Allergan plc *	839	176,198
Amgen, Inc.	1,220	178,376
Baxter International, Inc.	5,490	243,427
Becton, Dickinson & Co.	1,338	221,506
Biogen, Inc. *	564	159,939
Catalent, Inc. *	2,300	62,008
Centene Corp. *	650	36,731
CR Bard, Inc.	732	164,451
Danaher Corp.	2,305	179,421
Endo International plc *	1,675	27,587
Envision Healthcare Corp. *	1,200	75,948
Express Scripts Holding Co. *	2,264	155,741
Laboratory Corp. of America Holdings *	1,416	181,786
MEDNAX, Inc. *	1,000	66,660
Medtronic plc	3,210	228,648
Novartis AG - ADR	2,703	196,887
Premier, Inc., Class A *	1,825	55,407
Quintiles IMS Holdings, Inc. *	529	40,230
VWR Corp. *	2,600	65,078
Zoetis, Inc.	3,756	201,059
		3,076,131

Industrials - 2.3%
3M Co.	656	117,142
CaesarStone Ltd. *	1,750	50,138
Deere & Co.	1,520	156,621
FedEx Corp.	650	121,030
General Dynamics Corp.	1,500	258,990
HD Supply Holdings, Inc. *	1,375	58,451
Hertz Global Holdings, Inc. *	515	11,103
KAR Auction Services, Inc.	975	41,554
Milacron Holdings Corp. *	2,800	52,164
Oshkosh Corp.	3,640	235,180
Pentair plc	1,050	58,874
Snap-on, Inc.	325	55,663
United Rentals, Inc. *	375	39,593
		1,256,503
Information Technology - 5.6%
Adobe Systems, Inc. *	2,700	277,965
Alliance Data Systems Corp.	250	57,125
Alphabet, Inc., Class A *	230	182,263
ANSYS, Inc. *	780	72,142
Apple, Inc.	1,966	227,702
Broadridge Financial Solutions, Inc.	2,288	151,694
CACI International, Inc., Class A *	425	52,828
Check Point Software Technologies Ltd. *	600	50,676
Cognizant Technology Solutions Corp., Class A *	3,012	168,762
CommScope Holding Co, Inc. *	850	31,620
Fidelity National Information Services, Inc.	1,125	85,095
First Data Corp. *	3,275	46,472
Fiserv, Inc. *	325	34,541
Global Payments, Inc.	950	65,940
MasterCard, Inc.	1,874	193,491
Microchip Technology, Inc.	3,840	246,336
Micron Technology, Inc. *	2,050	44,936
Microsoft Corp.	4,510	280,251
NCR Corp. *	1,025	41,574
PayPal Holdings, Inc. *	6,917	273,014
RingCentral, Inc. *	1,475	30,385
Sabre Corp.	5,841	145,733
Synopsys, Inc. *	2,340	137,732
Texas Instruments, Inc.	1,753	127,916
		3,026,193

Materials - 2.4%
Avery Dennison Corp.	2,530	177,657
Constellium NV *	7,350	43,365
Crown Holdings, Inc. *	1,200	63,084
Dow Chemical Co.	3,580	204,848
Ecolab, Inc.	1,746	204,666
Martin Marietta Materials, Inc.	1,250	276,912
Packaging Corp. of America	650	55,133
PPG Industries, Inc.	1,870	177,201
Reliance Steel & Aluminum Co.	750	59,655
WestRock Co.	600	30,462
		1,292,983
Real Estate - 0.2%
New Residential Investment Corp. - REIT	5,225	82,137

Telecommunication Services - 0.2%
Verizon Communications, Inc.	1,618	86,369

Utilities - 0.5%
AES Corp.	11,950	138,859
National Fuel Gas Co.	2,570	145,565
		284,424
Total Common Stocks
(Cost $14,473,464)		16,937,292

CORPORATE BONDS - 7.7%	Par
Consumer Discretionary - 1.0%
Best Buy, Inc.
5.000%, 08/01/2018	$25,000	26,178
5.500%, 03/15/2021	25,000	27,312
Carnival Corp.
3.950%, 10/15/2020	95,000	100,238
CBS Corp.
2.300%, 08/15/2019	80,000	80,315
Comcast Corp.
4.400%, 08/15/2035	25,000	26,203
Ford Motor Co.
7.450%, 07/16/2031	25,000	31,451
McDonald's Corp.
3.500%, 07/15/2020	96,000	99,906
Omnicom Group, Inc.
4.450%, 08/15/2020	50,000	53,230
O'Reilly Automotive, Inc.
3.550%, 03/15/2026	30,000	29,862
Starbucks Corp.
2.100%, 02/04/2021	40,000	39,895
		514,590

Consumer Staples - 0.9%
Archer-Daniels-Midland Co.
4.479%, 03/01/2021	15,000	16,260
Clorox Co.
3.800%, 11/15/2021	25,000	26,400
Coca-Cola Co.
3.300%, 09/01/2021	30,000	31,325
Colgate-Palmolive Co.
2.100%, 05/01/2023	100,000	96,823
CVS Health Corp.
4.125%, 05/15/2021	45,000	47,663
Diageo Capital plc
5.875%, 09/30/2036	20,000	24,349
Dr. Pepper Snapple Group, Inc.
7.450%, 05/01/2038	5,000	6,981
4.500%, 11/15/2045	15,000	15,279
Kraft Heinz Foods Co.
6.125%, 08/23/2018	5,000	5,332
5.375%, 02/10/2020	70,000	75,872
Kroger Co.
3.850%, 08/01/2023	55,000	57,191
PepsiCo, Inc.
1.850%, 04/30/2020	30,000	29,753
Walgreens Boots Alliance, Inc.
4.500%, 11/18/2034	25,000	25,232
		458,460
Energy - 0.6%
Apache Finance Canada Corp.
7.750%, 12/15/2029	65,000	84,737
Chevron Corp.
4.950%, 03/03/2019	45,000	48,101
Exxon Mobil Corp.
2.222%, 03/01/2021	45,000	45,129
Magellan Midstream Partners LP
6.400%, 05/01/2037	15,000	17,827
Occidental Petroleum Corp.
2.600%, 04/15/2022	50,000	49,908
Shell International Finance BV
4.375%, 05/11/2045	25,000	25,386
Valero Energy Corp.
6.125%, 02/01/2020	55,000	60,748
		331,836

Financials - 0.4%
American Express Credit Corp.
2.250%, 08/15/2019	75,000	75,446
Caterpillar Financial Services Corp.
7.150%, 02/15/2019	45,000	49,836
Chubb INA Holdings, Inc.
3.350%, 05/15/2024	40,000	40,791
Travelers Companies, Inc.
6.250%, 06/15/2037	20,000	25,749
		191,822
Health Care - 0.4%
Abbott Laboratories
2.350%, 11/22/2019	45,000	45,084
Agilent Technologies, Inc.
3.875%, 07/15/2023	30,000	30,908
Baxter International, Inc.
2.400%, 08/15/2022	60,000	58,414
Merck & Co, Inc.
2.800%, 05/18/2023	25,000	25,119
St. Jude Medical, Inc.
2.000%, 09/15/2018	55,000	55,100
Stryker Corp.
2.000%, 03/08/2019	25,000	25,026
		239,651
Industrials - 1.7%
Canadian National Railway Co.
2.850%, 12/15/2021	95,000	96,487
Canadian Pacific Railway Co.
7.250%, 05/15/2019	45,000	50,387
Eaton Corp.
2.750%, 11/02/2022	90,000	89,258
FedEx Corp.
2.300%, 02/01/2020	60,000	60,115
4.900%, 01/15/2034	25,000	26,727
General Electric Co.
6.750%, 03/15/2032	45,000	59,993
Illinois Tool Works, Inc.
6.250%, 04/01/2019	85,000	93,000
Kansas City Southern
3.125%, 06/01/2026	25,000	23,858
Norfolk Southern Corp.
3.850%, 01/15/2024	30,000	31,285

Pentair Finance
1.875%, 09/15/2017	75,000	75,125
Precision Castparts Corp.
1.250%, 01/15/2018	40,000	39,927
Republic Services, Inc.
4.750%, 05/15/2023	90,000	98,426
Southwest Airlines Co.
3.000%, 11/15/2026	20,000	18,891
Stanley Black & Decker, Inc.
2.451%, 11/17/2018	50,000	50,451
United Parcel Service, Inc.
6.200%, 01/15/2038	20,000	26,362
Waste Management, Inc.
3.500%, 05/15/2024	70,000	72,286
		912,578
Information Technology - 0.3%
Amphenol Corp.
2.550%, 01/30/2019	60,000	60,750
Apple, Inc.
4.500%, 02/23/2036	25,000	26,749
Microsoft Corp.
4.200%, 11/03/2035	25,000	26,358
Visa, Inc.
4.150%, 12/14/2035	25,000	26,226
		140,083
Materials - 0.6%
Airgas, Inc.
1.650%, 02/15/2018	95,000	95,192
Albemarle Corp.
3.000%, 12/01/2019	40,000	40,935
Dow Chemical Co.
8.550%, 05/15/2019	75,000	86,003
Eastman Chemical Co.
2.700%, 01/15/2020	75,000	75,492
4.800%, 09/01/2042	30,000	29,922
		327,544
Real Estate - 0.1%
AvalonBay Communities, Inc.
3.625%, 10/01/2020	40,000	41,556
Host Hotels & Resorts LP
4.750%, 03/01/2023	25,000	26,073
		67,629
Telecommunication Services - 0.2%
AT&T, Inc.
2.450%, 06/30/2020	35,000	34,785
Verizon Communications, Inc.
2.625%, 02/21/2020	60,000	60,621
4.400%, 11/01/2034	25,000	24,750
		120,156

Utilities - 1.5%
Ameren Corp.
2.700%, 11/15/2020	69,000	69,432
American Water Capital Corp.
3.850%, 03/01/2024	10,000	10,547
6.593%, 10/15/2037	20,000	26,732
Arizona Public Service Co.
5.625%, 05/15/2033	20,000	23,273
Commonwealth Edison Co.
4.000%, 08/01/2020	90,000	94,902
Connecticut Light & Power Co.
2.500%, 01/15/2023	10,000	9,797
Consolidated Edison Co. of New York, Inc.
5.500%, 12/01/2039	20,000	23,598
Consumers Energy Co.
5.800%, 09/15/2035	5,000	5,947
Delmarva Power & Light Co.
3.500%, 11/15/2023	25,000	25,744
DTE Electric Co.
5.700%, 10/01/2037	5,000	6,197
Duke Energy Progress, LLC
2.800%, 05/15/2022	70,000	70,828
6.125%, 09/15/2033	25,000	31,175
Florida Power & Light Co.
5.400%, 09/01/2035	15,000	17,660
Louisville Gas & Electric Co.
3.300%, 10/01/2025	40,000	40,419
Nevada Power Co.
5.375%, 09/15/2040	10,000	11,474
NiSource Financial Corp.
6.125%, 03/01/2022	20,000	23,091
Northern States Power Co.
6.200%, 07/01/2037	20,000	26,018
Oncor Electric Delivery Co.
7.000%, 09/01/2022	25,000	30,551
7.000%, 05/01/2032	5,000	6,789
PacifiCorp
3.600%, 04/01/2024	25,000	26,025

Portland General Electric Co.
6.100%, 04/15/2019	35,000	38,189
Public Service Company of Colorado
6.250%, 09/01/2037	5,000	6,408
Public Service Electric & Gas Co.
5.800%, 05/01/2037	10,000	12,414
South Carolina Electric & Gas Co.
5.300%, 05/15/2033	25,000	28,547
Southern California Edison Co.
5.550%, 01/15/2037	20,000	23,943
Southern California Gas Co.
3.200%, 06/15/2025	25,000	25,466
Virginia Electric & Power Co.
5.000%, 06/30/2019	25,000	26,841
6.350%, 11/30/2037	20,000	25,842
WEC Energy Group, Inc.
2.450%, 06/15/2020	55,000	55,080
		822,929
Total Corporate Bonds
(Cost $4,175,933)		4,127,278

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 7.3%
Federal Home Loan Mortgage Corporation
2.375%, 01/13/2022	220,000	223,768
Federal Home Loan Mortgage Corporation Pool
3.000%, 05/01/2027, #J19197	91,370	93,854
3.000%, 12/01/2030, #G18578	172,581	177,281
2.500%, 01/01/2031, #G18581	112,861	113,201
3.500%, 06/01/2042, #C04060	109,742	113,095
4.500%, 03/01/2044, #G60017	99,296	107,521
3.500%, 12/01/2044, #G08620	106,981	109,654
3.000%, 04/01/2045, #G08635	74,058	73,641
3.500%, 12/01/2045, #G08681	149,250	152,989
4.000%, 01/01/2046, #G60421	124,045	131,105
Federal National Mortgage Association
1.000%, 09/20/2017	100,000	100,095
2.625%, 09/06/2024	240,000	242,575
6.625%, 11/15/2030	110,000	153,247
Federal National Mortgage Association Pool
3.500%, 09/01/2026, #AJ1441	100,657	105,036
3.000%, 08/01/2027, #AL2908	124,440	128,016
3.000%, 05/01/2031, #AS7463	131,459	135,060
2.500%, 07/01/2031, #AS7467	121,459	121,796
5.500%, 01/01/2035, #735141	83,997	94,152
4.500%, 12/01/2039, #AC8512	95,349	102,704
4.000%, 08/01/2040, #AD8522	113,295	119,509
4.500%, 08/01/2040, #AE0217	68,268	73,592
4.000%, 01/01/2041, #AB2078	30,247	32,030
3.500%, 02/01/2041, #AE0828	120,287	124,077
4.000%, 02/01/2041, #AE0949	76,534	80,859
4.500%, 02/01/2041, #AH5583	82,815	89,293
4.000%, 12/01/2041, #AJ7689	62,355	65,731
3.500%, 08/01/2042, #AL2921	88,920	91,730

3.000%, 08/01/2042, #AP4258	29,480	29,480
3.000%, 04/01/2043, #AB9186	156,330	156,334
3.000%, 05/01/2043, #AT2725	171,065	171,069
3.000%, 09/01/2043, #AU4279	91,385	91,387
4.000%, 12/01/2043, #AV0691	69,130	73,187
5.000%, 11/01/2044, #AL8878	45,718	50,093
3.500%, 06/01/2046, #AS7387	72,727	74,633
4.500%, 07/01/2046, #AS7568	71,252	76,831
Government National Mortgage Association Pool
4.000%, 02/20/2041, #G24945	50,704	54,204
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $4,000,129)		3,932,829

U.S. TREASURY OBLIGATIONS - 1.7%
United States Treasury Bonds
4.375%, 05/15/2041	125,000	154,700
2.750%, 11/15/2042	210,000	198,401
2.500%, 02/15/2045	250,000	222,749
United States Treasury Notes
1.750%, 05/15/2022	100,000	98,549
2.000%, 02/15/2023	75,000	74,398
2.000%, 02/15/2025	95,000	92,480
2.250%, 11/15/2025	95,000	93,801
Total U.S. Treasury Obligations
(Cost $989,857)		935,078

ASSET-BACKED SECURITIES - 1.1%
Consumer Discretionary - 0.3%
American Airlines
Series 2015-1, Class A
3.375%, 11/01/2028	55,754	54,987
Continental Airlines Partners Trust
Series 2010-A, Class A
4.750%, 01/12/2021	41,574	43,913
Series 2012-2, Class A
4.000%, 04/29/2026	29,652	30,356
Hawaiian Airlines
Series 2013-A1, Class A
3.900%, 01/15/2026	13,009	13,302
		142,558
Financials - 0.3%
Capital One Multi-Asset Execution Trust
Series 2014-B, Class A2
1.260%, 01/15/2020	100,000	100,058
World Financial Network Credit Card Master Trust
Series 2014-C, Class A
1.540%, 08/15/2021	55,000	55,087
		155,145

Industrials - 0.5%
CNH Equipment Trust
Series 2014-B, Class A3
0.910%, 05/15/2019	54,569	54,552
Series 2016-C, Class A2
1.260%, 02/18/2020	25,000	24,968
John Deere Owner Trust
Series 2014-A, Class A4
1.450%, 07/15/2020	125,000	125,199
Union Pacific Railroad Co.
Series 2014-1
3.227%, 05/14/2026	65,184	64,299
		269,018
Total Asset-Backed Securities
(Cost $571,303)		566,721

MUNICIPAL BONDS - 0.4%
California Department of Water Resources Power Supply
Series P
1.713%, 05/01/2021	75,000	73,797
District of Columbia
Series E
4.343%, 12/01/2018	70,000	73,547
Port of Seattle Washington
Series C
2.062%, 11/01/2017	80,000	80,656
Total Municipal Bonds
(Cost $229,059)		228,000

SHORT-TERM INVESTMENT - 1.9%	Shares
Invesco Treasury Portfolio, Institutional Class, 0.39% ^
(Cost $1,037,729)	1,037,729	1,037,729

Total Investments - 100.0%
(Cost $50,169,927)		53,872,834
Other Assets and Liabilities, Net - (0.0)%		(1,217)
Total Net Assets - 100.0%		$53,871,617

*		Non-income producing security.
^		The rate shown is the annualized seven day effective yield as of December 31, 2016.
ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's securities as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Investment Companies	$26,107,907	$-	$-	$26,107,907
Common Stocks	16,937,292	-	-	16,937,292
Corporate Bonds	-	4,127,278	-	4,127,278
U.S. Government Agency
Mortgage-Backed Securities	-	3,932,829	-	3,932,829
U.S. Treasury Obligations	-	935,078	-	935,078
Asset-Backed Securities	-	566,721	-	566,721
Municipal Bonds	-	228,000	-	228,000
Short-Term Investment	1,037,729	-	-	1,037,729
Total Investments in Securities	$44,082,928	$9,789,906	$-	$53,872,834

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2016, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

	Port Street Quality Growth Fund	Port Street Institutional Opportunities Fund

Cost of investment	$44,443,944	$50,169,927

Gross unrealized appreciation	3,075,174	4,301,621
Gross unrealized depreciation	(879,096)	(598,714)
Net unrealized appreciation	$2,196,078	$3,702,907

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  February 28, 2017

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  February 28, 2017